Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 309,571	$ 685,362	$ 853,626	$ 585,338
Denominated in NIS [Member]
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	24,537	37,812
Denominated in USD [Member]
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	278,993	639,318
Denominated in GBP [Member]
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	663	2,643
Denominated in EURO [Member]
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,913	4,176
Denominated in CHF [Member]
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,437	1,380
Other [Member]
Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 28	$ 33